Revenues from Contracts with Customers (Tables)	6 Months Ended
Jun. 30, 2022
Revenues from Contracts with Customers
Schedule of revenues from contracts with customers

	For the three months ended		For the six months ended
	June 30, 2021	June 30, 2022	June 30, 2021	June 30, 2022
Revenues from long-term fleet	115,522	132,337	233,681	265,268
Revenues from spot fleet	57,293	83,521	144,256	164,092
Revenues from vessel management services	195	238	400	459
Total	173,010	216,096	378,337	429,819